Segall Bryant & Hamill Trust

540 West Madison Street

Suite 1900

Chicago, IL 60661

February 20, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Segall Bryant & Hamill Trust

File No. 811-03373

Registration Statement on Form N-1A / Post-Effective Amendment

To Whom It May Concern:

On behalf of Segall Bryant & Hamill Trust (the “Trust”), attached hereto for filing pursuant to Rule 485(a) is post-effective amendment No. 104 (under the Securities Act of 1933, as amended) and No. 105 (under the Investment Company Act of 1940, as amended) to the Registrant’s registration statement on Form N-1A (“PEA 104”). PEA 104 is being filed with respect to four new series of the Trust: the Segall Bryant & Hamill All Cap Fund, the Segall Bryant & Hamill Emerging Markets Fund, the Segall Bryant & Hamill International Small Cap Fund, and the Segall Bryant & Hamill Small Cap Value Fund (each, a “Fund”). Each Fund is anticipated to be an acquiring fund in respective reorganizations with a corresponding series of Investment Managers Series Trust.

The SEC Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, Counsel for the Trust, at (303) 892-7381.

Sincerely,

/s/ Derek W. Smith

Derek W. Smith

Secretary

Segall Bryant & Hamill Trust

Enclosure

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP